Net debt - Analysis of changes in consolidated net debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [Line Items]
Net debt, beginning balance	$ (4,231)	$ (4,188)
Net debt, foreign exchange adjustment	(4)	(69)
Net debt, cash movements excluding exchange movements	(711)	663
Net debt, other non-cash movements	(545)	(637)
Net debt, ending balance	(5,491)	(4,231)
Overdrafts	11	1
Highly liquid financial assets held in managed investment funds classified as held for trading	212	877
Borrowings excluding overdrafts
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(13,000)	(11,070)
Financial liabilities, foreign exchange adjustment	57	(87)
Financial liabilities,, cash movements excluding exchange movements	494	(1,523)
Financial liabilities,, other non-cash movements	18	(320)
Financial liabilities, ending balance	(12,431)	(13,000)
Lease liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(1,351)	(1,200)
Financial liabilities, foreign exchange adjustment	69	(21)
Financial liabilities,, cash movements excluding exchange movements	455	426
Financial liabilities,, other non-cash movements	(586)	(556)
Financial liabilities, ending balance	(1,413)	(1,351)
Derivatives related to net debt
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(429)	(690)
Financial liabilities, foreign exchange adjustment	(30)	62
Financial liabilities,, cash movements excluding exchange movements	104	(4)
Financial liabilities,, other non-cash movements	12	203
Financial liabilities, ending balance	(343)	(429)
Cash and cash equivalents including overdrafts
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents including overdrafts and other investments, beginning balance	9,672	6,774
Cash and cash equivalents including overdrafts and other investments, foreign exchange adjustment	(99)	(23)
Cash and cash equivalents including overdrafts and other investments, cash movements excluding exchange movements	(1,089)	2,921
Cash and cash equivalents including overdrafts and other investments, other non-cash movements	0	0
Cash and cash equivalents including overdrafts and other investments, ending balance	8,484	9,672
Other investments
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents including overdrafts and other investments, beginning balance	877	1,998
Cash and cash equivalents including overdrafts and other investments, foreign exchange adjustment	(1)	0
Cash and cash equivalents including overdrafts and other investments, cash movements excluding exchange movements	(675)	(1,157)
Cash and cash equivalents including overdrafts and other investments, other non-cash movements	11	36
Cash and cash equivalents including overdrafts and other investments, ending balance	$ 212	$ 877